NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 07, 2017	Jul. 07, 2017	Jun. 12, 2017	May 15, 2017	Oct. 19, 2017	Oct. 16, 2017	Sep. 18, 2017	Jun. 20, 2017	May 24, 2017	May 16, 2017	Apr. 19, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 24, 2017	Apr. 16, 2017
Accrued interest												$ 34,634		$ 34,634		$ 273,870	$ 236,370
Accrued interest payable on convertible notes payable												80,366		80,366		190,343	152,165
Gain (loss) on extinguishment of debt														475,587		207,803	$ (1,365,521)
Convertible note payable Description

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the 180th day after issuance at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The Company has identified this conversion feature as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation. (See Note 11). The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Note issued for discount											$ 138,000
Crown Bridge Partners, LLC [Member] | Equity Purchase AgreementsOne [Member]
Convertible note payable Description

The Company is entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or the Company is otherwise in default, Crown Bridge may convert the unpaid balance into shares of the Company’s Class A common stock at a conversion price equal to the lesser of (i) the closing price of the Company’s Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.

Commitment fee			$ 80,000
Debt interest rate			8.00%
Note Maturity date			Dec. 12, 2017
Crown Bridge Partners, LLC [Member] | Equity Purchase Agreements [Member]
Convertible note payable Description

The amount of each put notice is limited to a formula that is equal to the lesser of (i) $100,000 or (ii) 150% of the average dollar value of the trading volume of the Company’s stock, measured at the lowest price during the trading period, for the seven days prior to the purchase of shares by Crown Bridge. The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right. The Company is required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use its best efforts to cause the registration statement to become effective within 90 days of such date.

Common stock purchase			$ 3,000,000
Stock issuance commencing period			24 months
Convertible Notes [Member]
Accrued interest payable on convertible notes payable												$ 25,089		$ 25,089		524
Gain (loss) on extinguishment of debt								$ 114,565
Conversion of principal amount																$ 145,000
Note Maturity date														Jan. 27, 2012
Conversion price per share												$ 3.70		$ 3.70		$ 3.70
Note interest rate												25.00%		25.00%
Amount of debt to be extinguished								120,000
Amount of accrued interest to be extinguished								$ 119,365
Convertible Notes [Member] | Accredited investor [Member]
Note Maturity date														May 15, 2018
Note interest rate												8.00%		8.00%
Convertible Notes [Member] | Accredited investor one [Member]
Note Maturity date														May 16, 2018
Note interest rate												8.00%		8.00%
Convertible Notes [Member] | Accredited investor two [Member]
Note Maturity date														May 24, 2018
Note interest rate												8.00%		8.00%
Convertible Notes [Member] | Accredited investor three [Member]
Note Maturity date														Dec. 12, 2017
Note interest rate												8.00%		8.00%
Convertible Notes [Member] | Accredited investor four [Member]
Note Maturity date														Mar. 30, 2018
Note interest rate												12.00%		12.00%
Convertible Notes [Member] | Accredited investor five [Member]
Note Maturity date														Jun. 01, 2018
Note interest rate												12.00%		12.00%
Convertible Notes [Member] | Accredited investor six [Member]
Note Maturity date														Jun. 20, 2018
Note interest rate												12.00%		12.00%
Convertible Notes [Member] | Accredited investor seven [Member]
Note Maturity date														Apr. 19, 2018
Note interest rate												12.00%		12.00%
Convertible Notes [Member] | Accredited investor eight [Member]
Note Maturity date														Oct. 19, 2017
Note interest rate												12.00%		12.00%
Convertible Notes [Member] | Crown Bridge Partners, LLC [Member]
Conversion of principal amount										$ 60,000
Convertible note payable percent										8.00%
Note issued for discount																			$ 54,000
Convertible Notes [Member] | JSJ Investments, Inc [Member]
Accrued interest payable on convertible notes payable											8,723
Conversion of principal amount		$ 125,000									$ 145,000
Convertible note payable Description

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance, and thereafter increases to a redemption price of 145% plus accrued interest until the 180th day after issuance and 150% plus accrued interest until the maturity date of March 30, 2018. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a price of no lower than $0.03 per share of common stock until the 180th day after issuance and thereafter at a price 40% discount from the lowest trading prices during the 20 days prior to conversion.

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the October 19, 2017 at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Convertible note payable percent		12.00%									12.00%
Note issued for discount		$ 118,750			$ 160,000						$ 138,000
Note Maturity date		Mar. 30, 2018
Prepayment penalty					65,000
Convertible Notes [Member] | GS Capital Partners, LLC [Member]
Conversion of principal amount									$ 173,000
Convertible note payable Description

The Company can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock.

Convertible note payable percent									8.00%
Redemption description									The Company entered into an amendment of the note with GS Capital which extends the redemption period of the note by an additional 75 days, during which period the redemption premium will be 47%.
Note issued for discount																		$ 158,000
Convertible Notes [Member] | Eagle Equities LLC [Member]
Conversion of principal amount				$ 115,000
Convertible note payable Description

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to 150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s Class A common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal and accrued interest into shares of the Company’s Class A common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Convertible note payable percent				8.00%
Note issued for discount				$ 105,000
Convertible Notes [Member] | Auctus Fund, LLC [Member]
Conversion of principal amount	$ 115,000
Convertible note payable Description	The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company's common stock at a price equal to the lesser of (i) the lowest trading price during the previous 25 trading day period ending on the latest complete trading day prior to the date of the note and (ii) 55% of the average of the two lowest trading prices for the Company's common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date.
Convertible note payable percent	12.00%
Note issued for discount	$ 105,000
Note Maturity date	Jun. 01, 2018
Fees and expenses	$ 10,000
Convertible Notes [Member] | Power Up Lending Group Ltd (Power Up) [Member]
Conversion of principal amount							$ 123,500
Convertible note payable Description							The Company can redeem the note at any time prior to 30 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases by an additional 5% each 30 days thereafter until the 180th day after issuance (at which date the note cannot thereafter be prepaid). The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company's common stock at a price equal to 61% of the average of the two lowest trading prices for the Company's common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date.
Convertible note payable percent							12.00%
Note issued for discount							$ 112,500
Note Maturity date							Jun. 20, 2018
Fees and expenses							$ 11,000
Convertible Notes [Member] | Vista Capital Investments, LLC (Vista) [Member]
Conversion of principal amount					$ 184,800	$ 153,723
Convertible note payable Description						The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company's common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. The Company may prepay the note at a 45% redemption premium during the first 90 days after issuance.
Convertible note payable percent					12.00%	12.00%
Note issued for discount					$ 181,003
Note Maturity date						Apr. 19, 2017
Additional note principal amount					$ 19,800	$ 18,447
Terms of conversion feature					The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company's common stock at a 40% discount from the lowest trading price during the 25 days prior to conversion. The Company may prepay the note at a 45% redemption premium during the first 90 days after issuance.
Initial advance					$ 165,000
Convertible Notes [Member] | Vista Capital Investments, LLC (Vista) [Member] | Maximum [Member]
Conversion of principal amount					$ 550,000
Convertible Notes [Member] | Vista Capital Investments, LLC (Vista) [Member] | Purchase and Assignment Agreement [Member]
Accrued interest payable on convertible notes payable						8,723
Conversion of principal amount						$ 145,000
Convertible Notes [Member] | Common Class A [Member]
Common stock, capital shares reserved for future issuance								16,000,000
Note Payable [Member]
Note Maturity date														Mar. 18, 2014
Note interest rate												10.00%		10.00%
Note Payable One [Member]
Note Maturity date														Jul. 15, 2010
Note interest rate												10.00%		10.00%
Convertible Notes Payable One [Member]
Note Maturity date														Dec. 31, 2010
Conversion price per share												$ 1.00		$ 1.00
Note interest rate												10.00%		10.00%
Convertible Notes Payable Two Member [Member]
Note Maturity date														Mar. 01, 2013
Conversion price per share												$ 0.20		$ 0.20
Note interest rate												1.87%		1.87%